Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Trade and Other Receivables

Note 11 – Trade and Other Receivables

Trade and other receivables consist of the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Trade receivables – outside parties	889,022	553,750
Trade receivables – related parties	152,822	11,433
	1,041,844	565,183

The credit period on rendering of service to outside parties is based on ordinary course of business practices. Trade receivables are mainly made up of advertising, sponsorships, and naming rights.

Any loss allowance for trade receivables has been measured at an amount equal to the lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, and where relevant general economic conditions of the industry in which the debtors operate. As of the end of each reporting period presented above, management considers the ECL for trade and other receivables to be insignificant.